John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 11/30/19

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 87.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	93,455	$4,063,443
Capital Appreciation, Class NAV, JHF II (Jennison)	145,328	2,472,024
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	337,347	4,119,009
Disciplined Value, Class NAV, JHF III (Boston Partners)	116,370	2,489,157
Disciplined Value International, Class NAV, JHIT (Boston Partners)	194,621	2,395,784
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	501,658	5,498,169
Equity Income, Class NAV, JHF II (T. Rowe Price)	191,949	3,766,042
Financial Industries, Class NAV, JHIT II (MIM US) (B)	71,023	1,430,402
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	83,916	1,030,487
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	39,330	2,014,115
Global Equity, Class NAV, JHF II (MIM US) (B)	148,086	1,824,417
Global Shareholder Yield, Class NAV, JHF III (Epoch)	94,632	1,092,995
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	80,840	874,694
International Growth, Class NAV, JHF III (Wellington)	79,511	2,313,784
International Small Company, Class NAV, JHF II (DFA)	272,400	3,004,573
Mid Cap Stock, Class NAV, JHF II (Wellington)	172,172	4,058,087
Mid Value, Class NAV, JHF II (T. Rowe Price)	282,072	4,307,245
Small Cap Growth, Class NAV, JHF II (Redwood)	128,796	2,131,574
Small Cap Value, Class NAV, JHF II (Wellington)	99,019	2,136,839
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,897,875	34,716,547
Fixed income - 3.8%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	11,463	115,205
Bond, Class NAV, JHSB (MIM US) (B)	48,123	781,998
Core Bond, Class NAV, JHF II (Wells Capital)	63,539	847,607
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	54,168	507,016
Floating Rate Income, Class NAV, JHF II (Bain Capital)	32,902	270,128
High Yield, Class NAV, JHBT (MIM US) (B)	59,082	200,880
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	24,987	237,376
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	65,224	695,283
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	6,300	70,183
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 6.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	42,061	$383,179
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	331,223	3,298,980
Health Sciences, Class NAV, JHF II (T. Rowe Price)	237,759	1,203,060
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	310,508	1,269,979

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $92,045,969)		$95,620,261
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 1.9%
Fidelity Emerging Markets Index Fund	113,873	1,194,523
Fidelity Small Cap Index Fund	29,578	620,540
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	31,620	322,528

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,076,402)		$2,137,591
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	4,248	1,584

TOTAL COMMON STOCKS (Cost $1,807)		$1,584
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Note, 1.625%, 08/15/2029	200,000	197,031

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $200,585)		$197,031
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	139,000	138,939
U.S. Treasury Bill, 1.480%, 12/12/2019 *	189,000	188,917
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	116,183	116,183

TOTAL SHORT-TERM INVESTMENTS (Cost $444,036)		$444,039
Total investments (Cost $94,768,799) - 100.0%		$98,400,506
Other assets and liabilities, net - 0.0%		38,742
TOTAL NET ASSETS - 100.0%		$98,439,248
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	215,864	$9,385,765
Capital Appreciation, Class NAV, JHF II (Jennison)	334,969	5,697,818
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	780,052	$9,524,437
Disciplined Value, Class NAV, JHF III (Boston Partners)	268,210	5,737,006
Disciplined Value International, Class NAV, JHIT (Boston Partners)	446,465	5,495,990
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,145,083	12,550,108
Equity Income, Class NAV, JHF II (T. Rowe Price)	442,111	8,674,210
Financial Industries, Class NAV, JHIT II (MIM US) (B)	164,526	3,313,550
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	193,475	2,375,878
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	90,875	4,653,707
Global Equity, Class NAV, JHF II (MIM US) (B)	340,733	4,197,835
Global Shareholder Yield, Class NAV, JHF III (Epoch)	217,908	2,516,832
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	186,345	2,016,249
International Growth, Class NAV, JHF III (Wellington)	183,209	5,331,380
International Small Company, Class NAV, JHF II (DFA)	628,155	6,928,548
Mid Cap Stock, Class NAV, JHF II (Wellington)	393,210	9,267,957
Mid Value, Class NAV, JHF II (T. Rowe Price)	651,426	9,947,270
Small Cap Growth, Class NAV, JHF II (Redwood)	295,146	4,884,666
Small Cap Value, Class NAV, JHF II (Wellington)	228,350	4,927,785
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,681,526	80,044,679
Fixed income - 3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	26,167	262,974
Bond, Class NAV, JHSB (MIM US) (B)	109,989	1,787,323
Core Bond, Class NAV, JHF II (Wells Capital)	145,182	1,936,729
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	120,483	1,127,722
Floating Rate Income, Class NAV, JHF II (Bain Capital)	75,212	617,490
High Yield, Class NAV, JHBT (MIM US) (B)	135,061	459,207
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	57,110	542,544
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	149,061	1,588,990
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	14,395	160,365
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	156,152	1,422,543
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	761,419	7,583,738
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	546,587	$2,765,730
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	718,430	2,938,380

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $210,493,479)		$220,665,405
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 1.9%
Fidelity Emerging Markets Index Fund	263,589	2,765,053
Fidelity Small Cap Index Fund	67,800	1,422,449
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	73,939	754,176

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,810,934)		$4,941,678
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	12,063	4,498

TOTAL COMMON STOCKS (Cost $5,131)		$4,498
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Note, 1.625%, 08/15/2029	500,000	492,578

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $501,465)		$492,578
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	304,000	303,867
U.S. Treasury Bill, 1.480%, 12/12/2019 *	499,000	498,781
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	224,742	224,742

TOTAL SHORT-TERM INVESTMENTS (Cost $1,027,381)		$1,027,390
Total investments (Cost $216,838,390) - 100.0%		$227,131,549
Other assets and liabilities, net - 0.0%		47,461
TOTAL NET ASSETS - 100.0%		$227,179,010
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	414,604	$18,026,963
Capital Appreciation, Class NAV, JHF II (Jennison)	643,914	10,952,975
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,498,293	18,294,154
Disciplined Value, Class NAV, JHF III (Boston Partners)	510,243	10,914,099
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	850,765	$10,472,921
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,183,557	23,931,785
Equity Income, Class NAV, JHF II (T. Rowe Price)	840,883	16,498,124
Financial Industries, Class NAV, JHIT II (MIM US) (B)	314,533	6,334,688
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	368,107	4,520,356
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	174,388	8,930,420
Global Equity, Class NAV, JHF II (MIM US) (B)	648,853	7,993,871
Global Shareholder Yield, Class NAV, JHF III (Epoch)	406,016	4,689,486
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	354,657	3,837,385
International Growth, Class NAV, JHF III (Wellington)	348,816	10,150,557
International Small Company, Class NAV, JHF II (DFA)	1,195,241	13,183,505
Mid Cap Stock, Class NAV, JHF II (Wellington)	755,768	17,813,455
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,237,373	18,894,681
Small Cap Growth, Class NAV, JHF II (Redwood)	567,297	9,388,770
Small Cap Value, Class NAV, JHF II (Wellington)	434,381	9,373,932
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,743,433	152,666,329
Fixed income - 3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	49,393	496,401
Bond, Class NAV, JHSB (MIM US) (B)	207,580	3,373,173
Core Bond, Class NAV, JHF II (Wells Capital)	269,751	3,598,472
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	227,728	2,131,534
Floating Rate Income, Class NAV, JHF II (Bain Capital)	142,046	1,166,195
High Yield, Class NAV, JHBT (MIM US) (B)	271,595	923,422
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	107,717	1,023,312
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	281,395	2,999,674
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	27,196	302,961
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	331,891	3,023,526
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,453,863	14,480,474
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,050,540	5,315,733
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,372,241	5,612,466
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $388,373,593)		$421,315,799
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 1.9%
Fidelity Emerging Markets Index Fund	500,523	$5,250,486
Fidelity Small Cap Index Fund	130,111	2,729,732
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	140,676	1,434,892

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,170,799)		$9,415,110
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	24,454	9,119

TOTAL COMMON STOCKS (Cost $10,402)		$9,119
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Note, 1.625%, 08/15/2029	982,000	967,423

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $984,904)		$967,423
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	592,000	591,741
U.S. Treasury Bill, 1.480%, 12/12/2019 *	991,000	990,566
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	376,657	376,657

TOTAL SHORT-TERM INVESTMENTS (Cost $1,958,947)		$1,958,964
Total investments (Cost $400,498,645) - 100.0%		$433,666,415
Other assets and liabilities, net - 0.0%		52,170
TOTAL NET ASSETS - 100.0%		$433,718,585
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 86.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	727,304	$31,623,161
Capital Appreciation, Class NAV, JHF II (Jennison)	1,128,320	19,192,720
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,650,926	32,367,810
Disciplined Value, Class NAV, JHF III (Boston Partners)	903,829	19,332,903
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,505,483	18,532,494
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,852,497	42,223,366
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,489,816	$29,230,191
Financial Industries, Class NAV, JHIT II (MIM US) (B)	565,666	11,392,519
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	654,760	8,040,447
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	308,510	15,798,795
Global Equity, Class NAV, JHF II (MIM US) (B)	1,149,042	14,156,194
Global Shareholder Yield, Class NAV, JHF III (Epoch)	734,399	8,482,304
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	629,684	6,813,178
International Growth, Class NAV, JHF III (Wellington)	618,501	17,998,374
International Small Company, Class NAV, JHF II (DFA)	2,118,803	23,370,397
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,324,246	31,212,481
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,194,337	33,507,520
Small Cap Growth, Class NAV, JHF II (Redwood)	993,985	16,450,460
Small Cap Value, Class NAV, JHF II (Wellington)	770,221	16,621,370
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,567,558	270,359,350
Fixed income - 3.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	87,555	879,926
Bond, Class NAV, JHSB (MIM US) (B)	367,981	5,979,690
Core Bond, Class NAV, JHF II (Wells Capital)	485,966	6,482,791
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	402,959	3,771,701
Floating Rate Income, Class NAV, JHF II (Bain Capital)	251,663	2,066,156
High Yield, Class NAV, JHBT (MIM US) (B)	451,921	1,536,532
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	191,009	1,814,588
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	498,543	5,314,468
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	48,168	536,589
Alternative and specialty - 6.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	630,407	5,743,010
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,571,139	25,608,543
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,840,696	9,313,920
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,424,069	9,914,443

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $620,616,059)		$745,668,391
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 1.9%
Fidelity Emerging Markets Index Fund	891,897	9,356,003
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	231,752	$4,862,163
Fixed income - 0.3%
Fidelity Inflation Protected Bond Index Fund	250,590	2,556,016

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,349,935)		$16,774,182
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	45,339	16,908

TOTAL COMMON STOCKS (Cost $19,285)		$16,908
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government - 0.2%
U.S. Treasury Note, 1.625%, 08/15/2029	1,801,000	1,774,266

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,806,322)		$1,774,266
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	1,044,000	1,043,542
U.S. Treasury Bill, 1.480%, 12/12/2019 *	1,842,000	1,841,193
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	863,845	863,845

TOTAL SHORT-TERM INVESTMENTS (Cost $3,748,549)		$3,748,580
Total investments (Cost $642,540,150) - 100.0%		$767,982,327
Other assets and liabilities, net - 0.0%		114,449
TOTAL NET ASSETS - 100.0%		$768,096,776
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.9%
Equity - 85.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	830,262	$36,099,806
Capital Appreciation, Class NAV, JHF II (Jennison)	1,274,836	21,684,959
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,993,271	36,547,838
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,010,949	21,624,195
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,452,467	17,879,864
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,212,157	46,165,243
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,698,814	33,330,728
Financial Industries, Class NAV, JHIT II (MIM US) (B)	633,443	12,757,535
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	755,230	$9,274,230
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	347,242	17,782,264
Global Equity, Class NAV, JHF II (MIM US) (B)	1,265,692	15,593,324
Global Shareholder Yield, Class NAV, JHF III (Epoch)	803,454	9,279,889
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	699,460	7,568,157
International Growth, Class NAV, JHF III (Wellington)	686,911	19,989,102
International Small Company, Class NAV, JHF II (DFA)	2,290,116	25,259,974
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,449,317	34,160,408
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,434,433	37,173,790
Small Cap Growth, Class NAV, JHF II (Redwood)	1,077,150	17,826,829
Small Cap Value, Class NAV, JHF II (Wellington)	849,366	18,329,308
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,321,048	291,366,157
Fixed income - 5.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	144,372	1,450,937
Bond, Class NAV, JHSB (MIM US) (B)	646,325	10,502,782
Core Bond, Class NAV, JHF II (Wells Capital)	664,978	8,870,804
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	634,515	5,939,062
Floating Rate Income, Class NAV, JHF II (Bain Capital)	375,802	3,085,334
High Yield, Class NAV, JHBT (MIM US) (B)	754,899	2,566,655
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	307,233	2,918,713
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	821,164	8,753,603
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	78,963	879,648
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	701,985	6,395,081
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	2,833,000	28,216,682
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,021,058	10,226,554
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,612,797	10,686,341

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $695,811,546)		$830,185,796
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 1.7%
Fidelity Emerging Markets Index Fund	896,568	9,404,999
Fidelity Small Cap Index Fund	247,888	5,200,689
Fixed income - 0.5%
Fidelity Inflation Protected Bond Index Fund	417,454	4,258,031
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,335,496)		$18,863,719
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	49,809	$18,575

TOTAL COMMON STOCKS (Cost $21,187)		$18,575
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury Note, 1.625%, 08/15/2029	3,324,000	3,274,659

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,333,823)		$3,274,659
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	1,686,000	1,685,261
U.S. Treasury Bill, 1.480%, 12/12/2019 *	2,037,000	2,036,107
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	825,191	825,191

TOTAL SHORT-TERM INVESTMENTS (Cost $4,546,523)		$4,546,559
Total investments (Cost $722,048,575) - 100.0%		$856,889,308
Other assets and liabilities, net - 0.0%		118,903
TOTAL NET ASSETS - 100.0%		$857,008,211
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 78.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	924,782	$40,209,520
Capital Appreciation, Class NAV, JHF II (Jennison)	1,406,320	23,921,499
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,684,510	44,987,872
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,086,300	23,235,958
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,460,324	17,976,582
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,667,405	51,154,764
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,988,477	39,013,920
Financial Industries, Class NAV, JHIT II (MIM US) (B)	745,500	15,014,368
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,074,959	13,200,491
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	398,574	20,410,992
Global Equity, Class NAV, JHF II (MIM US) (B)	1,491,487	18,375,119
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	946,293	$10,929,687
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	779,433	8,433,462
International Growth, Class NAV, JHF III (Wellington)	776,107	22,584,716
International Small Company, Class NAV, JHF II (DFA)	2,500,156	27,576,719
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,623,029	38,254,787
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,742,277	41,874,575
Small Cap Growth, Class NAV, JHF II (Redwood)	1,166,360	19,303,255
Small Cap Value, Class NAV, JHF II (Wellington)	899,176	19,404,210
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,639,610	331,122,523
Fixed income - 11.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	394,964	3,969,389
Bond, Class NAV, JHSB (MIM US) (B)	1,763,874	28,662,953
Core Bond, Class NAV, JHF II (Wells Capital)	1,888,105	25,187,319
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,642,034	15,369,434
Floating Rate Income, Class NAV, JHF II (Bain Capital)	900,708	7,394,814
High Yield, Class NAV, JHBT (MIM US) (B)	2,183,481	7,423,836
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	812,459	7,718,357
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,110,400	22,496,861
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	214,364	2,388,015
Alternative and specialty - 6.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,073,433	9,778,971
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,271,671	32,585,847
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,129,555	10,775,546
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,745,621	11,229,590

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $852,879,263)		$1,011,965,951
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 1.5%
Fidelity Emerging Markets Index Fund	907,050	9,514,956
Fidelity Small Cap Index Fund	281,801	5,912,191
Fixed income - 1.1%
Fidelity Inflation Protected Bond Index Fund	1,166,324	11,896,503

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $26,447,511)		$27,323,650
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	52,909	19,731
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $22,516)		$19,731
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury Note, 1.625%, 08/15/2029	5,504,000	$5,422,300

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,520,267)		$5,422,300
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.4%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	4,730,000	4,727,927
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	940,837	940,837

TOTAL SHORT-TERM INVESTMENTS (Cost $5,668,741)		$5,668,764
Total investments (Cost $890,538,298) - 100.0%		$1,050,400,396
Other assets and liabilities, net - 0.0%		13,070
TOTAL NET ASSETS - 100.0%		$1,050,413,466
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.0%
Equity - 70.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	962,362	$41,843,493
Capital Appreciation, Class NAV, JHF II (Jennison)	1,443,384	24,551,970
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,421,735	53,989,390
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,267,557	27,113,055
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,646,632	20,270,040
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,385,869	48,069,120
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,245,652	44,059,690
Financial Industries, Class NAV, JHIT II (MIM US) (B)	805,183	16,216,377
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,493,353	18,338,371
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	452,540	23,174,582
Global Equity, Class NAV, JHF II (MIM US) (B)	1,752,051	21,585,271
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,039,409	12,005,174
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	823,249	8,907,552
International Growth, Class NAV, JHF III (Wellington)	802,271	23,346,087
International Small Company, Class NAV, JHF II (DFA)	2,488,464	27,447,762
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,665,877	$39,264,714
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,963,445	45,251,812
Small Cap Growth, Class NAV, JHF II (Redwood)	1,118,724	18,514,886
Small Cap Value, Class NAV, JHF II (Wellington)	868,213	18,736,042
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,667,886	331,461,274
Fixed income - 18.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	655,985	6,592,648
Bond, Class NAV, JHSB (MIM US) (B)	3,168,084	51,481,367
Core Bond, Class NAV, JHF II (Wells Capital)	3,785,209	50,494,692
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,079,803	28,826,951
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,669,166	13,703,850
High Yield, Class NAV, JHBT (MIM US) (B)	3,916,729	13,316,878
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,582,746	15,036,083
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,126,984	43,993,650
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	387,354	4,315,129
Alternative and specialty - 5.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,529,512	13,933,854
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,508,703	34,946,680
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,091,740	10,584,206
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,880,483	11,781,175

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $990,929,124)		$1,163,153,825
UNAFFILIATED INVESTMENT COMPANIES - 3.1%
Equity - 1.3%
Fidelity Emerging Markets Index Fund	942,500	9,886,825
Fidelity Small Cap Index Fund	289,056	6,064,384
Fixed income - 1.8%
Fidelity Inflation Protected Bond Index Fund	2,176,845	22,203,817

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,711,299)		$38,155,026
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	59,458	22,174

TOTAL COMMON STOCKS (Cost $25,312)		$22,174
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Note, 1.625%, 08/15/2029	10,249,000	10,096,866

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,279,509)		$10,096,866
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.1%
U.S. Government - 1.0%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	3,376,000	$3,374,520
U.S. Treasury Bill, 1.480%, 12/12/2019 *	9,180,000	9,175,977
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	1,209,594	1,209,594

TOTAL SHORT-TERM INVESTMENTS (Cost $13,759,947)		$13,760,091
Total investments (Cost $1,051,705,191) - 100.0%		$1,225,187,982
Other assets and liabilities, net - 0.0%		141,571
TOTAL NET ASSETS - 100.0%		$1,225,329,553
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.7%
Equity - 59.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	769,589	$33,461,726
Capital Appreciation, Class NAV, JHF II (Jennison)	1,171,046	19,919,492
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,383,558	53,523,243
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,067,766	22,839,512
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,327,267	16,338,656
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,118,526	34,179,050
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,857,527	36,444,684
Financial Industries, Class NAV, JHIT II (MIM US) (B)	713,010	14,360,031
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,747,115	21,454,575
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	332,733	17,039,274
Global Equity, Class NAV, JHF II (MIM US) (B)	1,725,538	21,258,630
Global Shareholder Yield, Class NAV, JHF III (Epoch)	820,936	9,481,809
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	618,626	6,693,533
International Growth, Class NAV, JHF III (Wellington)	612,886	17,834,989
International Small Company, Class NAV, JHF II (DFA)	1,838,759	20,281,512
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,347,980	31,771,890
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,266,702	34,612,536
Small Cap Growth, Class NAV, JHF II (Redwood)	879,015	14,547,697
Small Cap Value, Class NAV, JHF II (Wellington)	673,772	14,540,006
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,656,612	$295,386,216
Fixed income - 28.9%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	928,459	9,331,009
Bond, Class NAV, JHSB (MIM US) (B)	5,331,346	86,634,364
Core Bond, Class NAV, JHF II (Wells Capital)	5,320,969	70,981,729
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,358,308	40,793,765
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,517,534	20,668,953
High Yield, Class NAV, JHBT (MIM US) (B)	6,299,736	21,419,101
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,710,574	25,750,449
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	7,037,983	75,024,903
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	612,105	6,818,853
Alternative and specialty - 5.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,718,037	15,651,313
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	3,083,978	30,716,426
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,746,860	8,839,114
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	2,410,405	9,858,558

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,003,958,042)		$1,158,457,598
UNAFFILIATED INVESTMENT COMPANIES - 4.1%
Equity - 1.1%
Fidelity Emerging Markets Index Fund	832,012	8,727,802
Fidelity Small Cap Index Fund	252,132	5,289,732
Fixed income - 3.0%
Fidelity Inflation Protected Bond Index Fund	3,565,378	36,366,860

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $48,395,316)		$50,384,394
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	43,019	16,045

TOTAL COMMON STOCKS (Cost $18,331)		$16,045
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury Note, 1.625%, 08/15/2029	12,694,000	12,505,573

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,732,000)		$12,505,573
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government - 1.1%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	7,340,000	7,336,783
U.S. Treasury Bill, 1.480%, 12/12/2019 *	5,623,000	5,620,536
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	1,203,170	$1,203,170

TOTAL SHORT-TERM INVESTMENTS (Cost $14,160,375)		$14,160,489
Total investments (Cost $1,079,264,064) - 100.0%		$1,235,524,099
Other assets and liabilities, net - 0.0%		120,409
TOTAL NET ASSETS - 100.0%		$1,235,644,508
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.1%
Equity - 49.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	365,797	$15,904,839
Capital Appreciation, Class NAV, JHF II (Jennison)	572,662	9,740,987
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,061,137	37,376,487
Disciplined Value, Class NAV, JHF III (Boston Partners)	527,117	11,275,036
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,240,075	15,265,327
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,343,704	14,726,997
Equity Income, Class NAV, JHF II (T. Rowe Price)	940,953	18,461,492
Financial Industries, Class NAV, JHIT II (MIM US) (B)	316,123	6,366,718
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,133,362	13,917,686
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	203,724	10,432,724
Global Equity, Class NAV, JHF II (MIM US) (B)	1,138,071	14,021,039
Global Shareholder Yield, Class NAV, JHF III (Epoch)	593,388	6,853,627
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	289,586	3,133,320
International Growth, Class NAV, JHF III (Wellington)	289,820	8,433,750
International Small Company, Class NAV, JHF II (DFA)	888,254	9,797,438
Mid Cap Stock, Class NAV, JHF II (Wellington)	658,816	15,528,286
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,126,935	17,208,291
Small Cap Growth, Class NAV, JHF II (Redwood)	447,569	7,407,273
Small Cap Value, Class NAV, JHF II (Wellington)	351,403	7,583,280
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,601,198	150,962,355
Fixed income - 38.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	942,542	9,472,550
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Bond, Class NAV, JHSB (MIM US) (B)	4,535,178	$73,696,643
Core Bond, Class NAV, JHF II (Wells Capital)	4,792,060	63,926,075
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,578,740	33,497,008
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,110,518	17,327,350
High Yield, Class NAV, JHBT (MIM US) (B)	5,031,294	17,106,399
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	792,083	7,904,990
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,103,809	19,986,187
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	5,416,624	57,741,211
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	485,896	5,412,887
Alternative and specialty - 5.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	1,490,214	13,575,849
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	1,752,942	17,459,299
Health Sciences, Class NAV, JHF II (T. Rowe Price)	899,759	4,552,780
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,143,899	4,678,546

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $648,526,521)		$740,734,726
UNAFFILIATED INVESTMENT COMPANIES - 4.8%
Equity - 1.0%
Fidelity Emerging Markets Index Fund	444,540	4,663,230
Fidelity Small Cap Index Fund	133,541	2,801,692
Fixed income - 3.8%
Fidelity Inflation Protected Bond Index Fund	2,989,435	30,492,236

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,399,216)		$37,957,158
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	19,966	7,448

TOTAL COMMON STOCKS (Cost $8,522)		$7,448
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.1%
U.S. Government - 1.1%
U.S. Treasury Note, 1.625%, 08/15/2029	8,584,000	8,456,581

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,609,715)		$8,456,581
SHORT-TERM INVESTMENTS - 1.0%
U.S. Government - 0.9%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	4,078,000	4,076,213
U.S. Treasury Bill, 1.480%, 12/12/2019 *	3,331,000	3,329,540
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	922,232	922,232
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $8,327,919)	$8,327,985
Total investments (Cost $701,871,893) - 100.0%	$795,483,898
Other assets and liabilities, net - 0.0%	81,595
TOTAL NET ASSETS - 100.0%	$795,565,493
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.3%
Equity - 41.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	110,913	$4,822,498
Capital Appreciation, Class NAV, JHF II (Jennison)	157,999	2,687,561
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,145,978	13,992,395
Disciplined Value, Class NAV, JHF III (Boston Partners)	141,659	3,030,093
Disciplined Value International, Class NAV, JHIT (Boston Partners)	315,369	3,882,197
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	326,680	3,580,413
Equity Income, Class NAV, JHF II (T. Rowe Price)	275,765	5,410,505
Financial Industries, Class NAV, JHIT II (MIM US) (B)	59,003	1,188,311
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	431,333	5,296,775
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	44,831	2,295,795
Global Equity, Class NAV, JHF II (MIM US) (B)	425,578	5,243,116
Global Shareholder Yield, Class NAV, JHF III (Epoch)	263,629	3,044,914
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	85,670	926,952
International Growth, Class NAV, JHF III (Wellington)	84,872	2,469,785
International Small Company, Class NAV, JHF II (DFA)	268,388	2,960,323
Mid Cap Stock, Class NAV, JHF II (Wellington)	190,464	4,489,245
Mid Value, Class NAV, JHF II (T. Rowe Price)	335,042	5,116,085
Small Cap Growth, Class NAV, JHF II (Redwood)	118,731	1,964,998
Small Cap Value, Class NAV, JHF II (Wellington)	91,891	1,983,005
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,949,173	47,311,097
Fixed income - 46.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	475,428	4,778,056
Bond, Class NAV, JHSB (MIM US) (B)	2,136,909	34,724,769
Core Bond, Class NAV, JHF II (Wells Capital)	2,282,038	30,442,391
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,561,890	14,619,288
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (Bain Capital)	930,753	$7,641,486
High Yield, Class NAV, JHBT (MIM US) (B)	2,082,719	7,081,243
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	367,578	3,668,430
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	843,136	8,009,796
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,174,243	23,177,433
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	201,849	2,248,601
Alternative and specialty - 4.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	593,386	5,405,745
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	577,333	5,750,239
Health Sciences, Class NAV, JHF II (T. Rowe Price)	142,252	719,793
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	210,933	862,718

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $239,111,738)		$270,826,051
UNAFFILIATED INVESTMENT COMPANIES - 5.3%
Equity - 0.9%
Fidelity Emerging Markets Index Fund	147,200	1,544,132
Fidelity International Index Fund	2,085	89,452
Fidelity Small Cap Index Fund	41,501	870,691
Fixed income - 4.4%
Fidelity Inflation Protected Bond Index Fund	1,275,984	13,015,035

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,858,536)		$15,519,310
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	5,942	2,217

TOTAL COMMON STOCKS (Cost $2,541)		$2,217
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury Note, 1.625%, 08/15/2029	3,488,000	3,436,225

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,498,496)		$3,436,225
SHORT-TERM INVESTMENTS - 1.2%
U.S. Government - 1.1%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	1,647,000	1,646,278
U.S. Treasury Bill, 1.480%, 12/12/2019 *	1,663,000	1,662,271
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	256,231	256,231
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $3,564,749)	$3,564,780
Total investments (Cost $261,036,060) - 100.0%	$293,348,583
Other assets and liabilities, net - 0.0%	65,814
TOTAL NET ASSETS - 100.0%	$293,414,397
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-19 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 35.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	53,903	$2,343,715
Capital Appreciation, Class NAV, JHF II (Jennison)	74,013	1,258,959
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	677,726	8,275,032
Disciplined Value, Class NAV, JHF III (Boston Partners)	97,240	2,079,963
Disciplined Value International, Class NAV, JHIT (Boston Partners)	107,983	1,329,265
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	151,448	1,659,875
Equity Income, Class NAV, JHF II (T. Rowe Price)	189,476	3,717,514
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	216,960	2,664,264
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	31,683	1,622,508
Global Equity, Class NAV, JHF II (MIM US) (B)	271,886	3,349,637
Global Shareholder Yield, Class NAV, JHF III (Epoch)	199,938	2,309,287
International Dynamic Growth, Class NAV, JHIT (Axiom) (C)	46,907	507,538
International Growth, Class NAV, JHF III (Wellington)	46,529	1,353,987
International Small Company, Class NAV, JHF II (DFA)	125,314	1,382,214
Mid Cap Stock, Class NAV, JHF II (Wellington)	89,862	2,118,051
Mid Value, Class NAV, JHF II (T. Rowe Price)	175,032	2,672,736
Small Cap Growth, Class NAV, JHF II (Redwood)	38,459	636,497
Small Cap Value, Class NAV, JHF II (Wellington)	40,848	881,503
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,156,462	25,834,418
Fixed income - 51.4%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	324,206	3,258,267
Bond, Class NAV, JHSB (MIM US) (B)	1,529,361	24,852,108
Core Bond, Class NAV, JHF II (Wells Capital)	1,666,253	22,227,809
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	978,520	9,158,949
Floating Rate Income, Class NAV, JHF II (Bain Capital)	650,964	5,344,414
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	1,357,299	$4,614,817
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	323,723	3,230,759
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	562,978	5,348,291
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,455,080	15,511,152
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	131,501	1,464,919
Alternative and specialty - 3.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	428,917	3,907,436
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	335,698	3,343,549

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $150,926,247)		$168,259,433
UNAFFILIATED INVESTMENT COMPANIES - 6.3%
Equity - 1.2%
Fidelity Emerging Markets Index Fund	83,391	874,772
Fidelity International Index Fund	20,066	861,016
Fidelity Small Cap Index Fund	22,228	466,354
Fixed income - 5.1%
Fidelity Inflation Protected Bond Index Fund	913,759	9,320,341

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $10,997,979)		$11,522,483
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)	2,849	1,062

TOTAL COMMON STOCKS (Cost $1,212)		$1,062
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury Note, 1.625%, 08/15/2029	3,294,000	3,245,105

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,278,425)		$3,245,105
SHORT-TERM INVESTMENTS - 0.9%
U.S. Government - 0.8%
U.S. Treasury Bill, 1.450%, 12/12/2019 *	793,000	792,652
U.S. Treasury Bill, 1.480%, 12/12/2019 *	798,000	797,650
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5954% (E)	159,985	159,985

TOTAL SHORT-TERM INVESTMENTS (Cost $1,750,272)		$1,750,287
Total investments (Cost $166,954,135) - 100.0%		$184,778,370
Other assets and liabilities, net - 0.0%		68,656
TOTAL NET ASSETS - 100.0%		$184,847,026
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in underlying affiliated funds and other open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$95,620,261	$95,620,261	—	—
Unaffiliated investment companies	2,137,591	2,137,591	—	—
Common stocks	1,584	—	—	$1,584
U.S. Government and Agency obligations	197,031	—	$197,031	—
Short-term investments	444,039	116,183	327,856	—
Total investments in securities	$98,400,506	$97,874,035	$524,887	$1,584

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$220,665,405	$220,665,405	—	—
Unaffiliated investment companies	4,941,678	4,941,678	—	—
Common stocks	4,498	—	—	$4,498
U.S. Government and Agency obligations	492,578	—	$492,578	—
Short-term investments	1,027,390	224,742	802,648	—
Total investments in securities	$227,131,549	$225,831,825	$1,295,226	$4,498

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
14	|

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2050 Lifetime Portfolio (continued)
Affiliated investment companies	$421,315,799	$421,315,799	—	—
Unaffiliated investment companies	9,415,110	9,415,110	—	—
Common stocks	9,119	—	—	$9,119
U.S. Government and Agency obligations	967,423	—	$967,423	—
Short-term investments	1,958,964	376,657	1,582,307	—
Total investments in securities	$433,666,415	$431,107,566	$2,549,730	$9,119

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$745,668,391	$745,668,391	—	—
Unaffiliated investment companies	16,774,182	16,774,182	—	—
Common stocks	16,908	—	—	$16,908
U.S. Government and Agency obligations	1,774,266	—	$1,774,266	—
Short-term investments	3,748,580	863,845	2,884,735	—
Total investments in securities	$767,982,327	$763,306,418	$4,659,001	$16,908

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$830,185,796	$830,185,796	—	—
Unaffiliated investment companies	18,863,719	18,863,719	—	—
Common stocks	18,575	—	—	$18,575
U.S. Government and Agency obligations	3,274,659	—	$3,274,659	—
Short-term investments	4,546,559	825,191	3,721,368	—
Total investments in securities	$856,889,308	$849,874,706	$6,996,027	$18,575

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,011,965,951	$1,011,965,951	—	—
Unaffiliated investment companies	27,323,650	27,323,650	—	—
Common stocks	19,731	—	—	$19,731
U.S. Government and Agency obligations	5,422,300	—	$5,422,300	—
Short-term investments	5,668,764	940,837	4,727,927	—
Total investments in securities	$1,050,400,396	$1,040,230,438	$10,150,227	$19,731

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,163,153,825	$1,163,153,825	—	—
Unaffiliated investment companies	38,155,026	38,155,026	—	—
Common stocks	22,174	—	—	$22,174
U.S. Government and Agency obligations	10,096,866	—	$10,096,866	—
Short-term investments	13,760,091	1,209,594	12,550,497	—
Total investments in securities	$1,225,187,982	$1,202,518,445	$22,647,363	$22,174

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
|	15

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2025 Lifetime Portfolio (continued)
Affiliated investment companies	$1,158,457,598	$1,158,457,598	—	—
Unaffiliated investment companies	50,384,394	50,384,394	—	—
Common stocks	16,045	—	—	$16,045
U.S. Government and Agency obligations	12,505,573	—	$12,505,573	—
Short-term investments	14,160,489	1,203,170	12,957,319	—
Total investments in securities	$1,235,524,099	$1,210,045,162	$25,462,892	$16,045

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$740,734,726	$740,734,726	—	—
Unaffiliated investment companies	37,957,158	37,957,158	—	—
Common stocks	7,448	—	—	$7,448
U.S. Government and Agency obligations	8,456,581	—	$8,456,581	—
Short-term investments	8,327,985	922,232	7,405,753	—
Total investments in securities	$795,483,898	$779,614,116	$15,862,334	$7,448

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$270,826,051	$270,826,051	—	—
Unaffiliated investment companies	15,519,310	15,519,310	—	—
Common stocks	2,217	—	—	$2,217
U.S. Government and Agency obligations	3,436,225	—	$3,436,225	—
Short-term investments	3,564,780	256,231	3,308,549	—
Total investments in securities	$293,348,583	$286,601,592	$6,744,774	$2,217

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$168,259,433	$168,259,433	—	—
Unaffiliated investment companies	11,522,483	11,522,483	—	—
Common stocks	1,062	—	—	$1,062
U.S. Government and Agency obligations	3,245,105	—	$3,245,105	—
Short-term investments	1,750,287	159,985	1,590,302	—
Total investments in securities	$184,778,370	$179,941,901	$4,835,407	$1,062
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	42,061	$385,703	—	—	—	$(2,524)	—	—	$383,179
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	11,463	$94,900	$25,794	$(7,451)	$348	$1,614	—	—	$115,205
Blue Chip Growth	93,455	3,483,901	531,934	(166,627)	(6,976)	221,211	—	—	4,063,443
Bond	48,123	644,172	204,129	(61,120)	3,729	(8,912)	$6,081	—	781,998
Capital Appreciation	145,328	2,114,972	301,669	(135,595)	(24,249)	215,227	—	—	2,472,024
Capital Appreciation Value	337,347	3,823,998	467,577	(330,363)	(6,506)	164,303	—	—	4,119,009
Core Bond	63,539	698,217	222,928	(67,344)	1,640	(7,834)	5,355	—	847,607
Disciplined Value	116,370	2,158,360	244,431	(81,709)	(8,224)	176,299	—	—	2,489,157
Disciplined Value International	194,621	1,992,667	325,642	(67,958)	(4,976)	150,409	—	—	2,395,784
Diversified Real Assets	331,223	2,860,760	394,639	(45,055)	(3,132)	91,768	—	—	3,298,980
Emerging Markets Debt	54,168	394,671	191,594	(80,000)	(3,190)	3,941	5,603	—	507,016
Emerging Markets Equity	501,658	4,791,393	520,550	(130,976)	(27,025)	344,227	—	—	5,498,169
Equity Income	191,949	3,143,377	487,034	(106,149)	(9,758)	251,538	20,180	—	3,766,042
Financial Industries	71,023	947,111	379,999	(2,059)	(125)	105,476	—	—	1,430,402
Floating Rate Income	32,902	240,106	46,641	(14,478)	(294)	(1,847)	3,119	—	270,128
Fundamental Global Franchise	83,916	888,932	151,171	(34,633)	(5,622)	30,639	—	—	1,030,487
Fundamental Large Cap Core	39,330	1,738,662	175,387	(73,973)	(7,685)	181,724	—	—	2,014,115
Global Equity	148,086	1,582,023	175,208	(52,709)	(459)	120,354	—	—	1,824,417
Global Shareholder Yield	94,632	637,021	418,170	—	—	37,804	4,453	—	1,092,995
Health Sciences	237,759	1,026,611	148,732	(103,919)	(5,883)	137,519	—	—	1,203,060
High Yield	59,082	165,475	49,822	(13,812)	(110)	(495)	2,555	—	200,880
International Dynamic Growth	80,840	601,906	253,360	(29,407)	(390)	49,225	—	—	874,694
International Growth	79,511	1,920,839	358,294	(64,917)	(2,021)	101,589	—	—	2,313,784
International Growth Stock	—	111,742	—	(113,414)	15,960	(14,288)	119	—	—
International Small Cap	—	193,401	—	(199,697)	17,882	(11,586)	848	—	—
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	272,400	$2,385,303	$461,725	$(81,251)	$(17,617)	$256,413	—	—	$3,004,573
Mid Cap Stock	172,172	3,440,172	716,063	(289,544)	(33,038)	224,434	—	—	4,058,087
Mid Value	282,072	3,722,105	437,516	(125,458)	(19,126)	292,208	—	—	4,307,245
Real Return Bond	—	22,184	—	(21,873)	1,417	(1,728)	—	—	—
Science & Technology	310,508	1,092,803	193,390	(86,790)	(42,727)	113,303	—	—	1,269,979
Short Duration Credit Opportunities	24,987	195,539	58,336	(15,755)	45	(789)	$1,976	—	237,376
Small Cap Growth	128,796	1,813,138	424,166	(100,039)	(24,574)	18,883	—	—	2,131,574
Small Cap Value	99,019	1,849,228	173,713	(78,679)	(6,961)	199,538	—	—	2,136,839
Spectrum Income	—	10,310	10	(10,302)	599	(617)	10	—	—
Strategic Equity Allocation	2,897,875	30,090,221	3,198,348	(921,270)	(158,575)	2,507,823	—	—	34,716,547
Strategic Income Opportunities	65,224	561,178	180,427	(46,582)	760	(500)	3,931	—	695,283
U.S. High Yield Bond	6,300	57,814	17,300	(4,730)	(38)	(163)	836	—	70,183
Value Equity	—	114,850	—	(117,197)	6,572	(4,225)	—	—	—
					$(370,329)	$5,941,961	$55,066	—	$95,620,261
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	156,152	$1,431,912	—	—	—	$(9,369)	—	—	$1,422,543
Asia Pacific Total Return Bond	26,167	229,739	$46,087	$(17,448)	$746	3,850	—	—	262,974
Blue Chip Growth	215,864	8,499,105	628,831	(234,828)	(9,044)	501,701	—	—	9,385,765
Bond	109,989	1,559,445	372,495	(132,202)	4,136	(16,551)	$14,170	—	1,787,323
Capital Appreciation	334,969	5,147,478	416,904	(308,120)	(55,260)	496,816	—	—	5,697,818
Capital Appreciation Value	780,052	9,312,788	765,165	(921,996)	(6,499)	374,979	—	—	9,524,437
Core Bond	145,182	1,690,279	422,605	(161,090)	2,983	(18,048)	12,676	—	1,936,729
Disciplined Value	268,210	5,276,730	236,568	(176,284)	(14,766)	414,758	—	—	5,737,006
Disciplined Value International	446,465	4,837,575	437,783	(127,641)	(3,473)	351,746	—	—	5,495,990
Diversified Real Assets	761,419	7,002,489	554,421	(185,991)	(13,635)	226,454	—	—	7,583,738
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	120,483	$1,116,872	$148,411	$(140,932)	$(5,318)	$8,689	$13,837	—	$1,127,722
Emerging Markets Equity	1,145,083	11,671,703	555,732	(440,261)	(75,167)	838,101	—	—	12,550,108
Equity Income	442,111	7,675,249	729,353	(303,433)	(27,492)	600,533	48,653	—	8,674,210
Financial Industries	164,526	2,510,655	532,086	—	—	270,809	—	—	3,313,550
Floating Rate Income	75,212	597,267	87,572	(62,268)	(1,208)	(3,873)	7,420	—	617,490
Fundamental Global Franchise	193,475	2,163,250	219,700	(64,877)	(6,390)	64,195	—	—	2,375,878
Fundamental Large Cap Core	90,875	4,247,228	153,056	(156,873)	(14,881)	425,177	—	—	4,653,707
Global Equity	340,733	3,859,927	188,844	(136,054)	(571)	285,689	—	—	4,197,835
Global Shareholder Yield	217,908	1,981,338	417,200	—	—	118,294	13,849	—	2,516,832
Health Sciences	546,587	2,494,622	154,957	(187,335)	(7,346)	310,832	—	—	2,765,730
High Yield	135,061	400,591	82,620	(22,613)	(66)	(1,325)	5,953	—	459,207
International Dynamic Growth	186,345	1,455,663	518,936	(71,411)	(168)	113,229	—	—	2,016,249
International Growth	183,209	4,686,737	562,683	(150,407)	(2,450)	234,817	—	—	5,331,380
International Growth Stock	—	300,886	—	(305,386)	48,885	(44,385)	321	—	—
International Small Cap	—	549,162	—	(567,041)	61,391	(43,512)	2,407	—	—
International Small Company	628,155	5,757,996	770,547	(163,361)	(39,579)	602,945	—	—	6,928,548
Mid Cap Stock	393,210	8,366,278	978,110	(502,027)	(5,977)	431,573	—	—	9,267,957
Mid Value	651,426	9,095,165	482,169	(280,632)	(39,713)	690,281	—	—	9,947,270
Real Return Bond	—	59,001	—	(58,170)	3,750	(4,581)	—	—	—
Science & Technology	718,430	2,667,185	266,821	(157,234)	(74,429)	236,037	—	—	2,938,380
Short Duration Credit Opportunities	57,110	473,369	101,838	(30,943)	(30)	(1,690)	4,593	—	542,544
Small Cap Growth	295,146	4,401,735	624,121	(117,023)	(24,209)	42	—	—	4,884,666
Small Cap Value	228,350	4,519,512	178,045	(229,305)	(10,704)	470,237	—	—	4,927,785
Spectrum Income	—	26,764	25	(26,742)	1,537	(1,584)	25	—	—
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	6,681,526	$73,288,942	$3,036,532	$(1,852,745)	$(324,137)	$5,896,087	—	—	$80,044,679
Strategic Income Opportunities	149,061	1,358,527	324,639	(94,801)	903	(278)	$9,162	—	1,588,990
U.S. High Yield Bond	14,395	139,958	29,543	(8,628)	(62)	(446)	1,976	—	160,365
Value Equity	—	290,185	—	(296,113)	21,212	(15,284)	—	—	—
					$(617,031)	$13,806,945	$135,042	—	$220,665,405
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	331,891	$3,043,440	—	—	—	$(19,914)	—	—	$3,023,526
Asia Pacific Total Return Bond	49,393	438,871	$81,008	$(32,283)	$1,648	7,157	—	—	496,401
Blue Chip Growth	414,604	16,518,709	940,154	(374,532)	(15,783)	958,415	—	—	18,026,963
Bond	207,580	2,980,398	652,747	(236,259)	5,111	(28,824)	$26,966	—	3,373,173
Capital Appreciation	643,914	10,003,839	648,122	(545,798)	(99,399)	946,211	—	—	10,952,975
Capital Appreciation Value	1,498,293	18,142,181	1,093,540	(1,649,400)	20,874	686,959	—	—	18,294,154
Core Bond	269,751	3,178,811	701,631	(253,304)	2,921	(31,587)	24,054	—	3,598,472
Disciplined Value	510,243	10,256,393	196,835	(307,785)	(19,380)	788,036	—	—	10,914,099
Disciplined Value International	850,765	9,434,465	671,865	(308,480)	4,685	670,386	—	—	10,472,921
Diversified Real Assets	1,453,863	13,610,264	793,311	(333,972)	(15,898)	426,769	—	—	14,480,474
Emerging Markets Debt	227,728	2,320,701	28,817	(225,221)	(8,564)	15,801	28,512	—	2,131,534
Emerging Markets Equity	2,183,557	22,653,339	420,591	(618,740)	(93,607)	1,570,202	—	—	23,931,785
Equity Income	840,883	14,885,654	1,080,073	(568,236)	(45,781)	1,146,414	94,509	—	16,498,124
Financial Industries	314,533	5,662,843	80,584	—	—	591,261	—	—	6,334,688
Floating Rate Income	142,046	1,152,916	127,707	(104,483)	(1,855)	(8,090)	14,343	—	1,166,195
Fundamental Global Franchise	368,107	4,220,882	304,061	(114,786)	(9,814)	120,013	—	—	4,520,356
Fundamental Large Cap Core	174,388	8,269,950	127,767	(257,907)	(19,722)	810,332	—	—	8,930,420
Global Equity	648,853	7,516,486	181,841	(253,930)	4,937	544,537	—	—	7,993,871
Global Shareholder Yield	406,016	4,258,224	176,899	—	—	254,363	29,765	—	4,689,486
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	1,050,540	$4,853,549	$317,994	$(434,141)	$(26,722)	$605,053	—	—	$5,315,733
High Yield	271,595	815,674	163,275	(52,815)	54	(2,766)	$12,064	—	923,422
International Dynamic Growth	354,657	2,832,920	897,412	(108,713)	(161)	215,927	—	—	3,837,385
International Growth	348,816	9,127,074	755,949	(177,504)	(942)	445,980	—	—	10,150,557
International Growth Stock	—	597,173	—	(606,085)	127,552	(118,640)	634	—	—
International Small Cap	—	1,113,285	—	(1,149,530)	129,406	(93,161)	4,879	—	—
International Small Company	1,195,241	11,183,238	1,279,174	(365,070)	(70,536)	1,156,699	—	—	13,183,505
Mid Cap Stock	755,768	16,235,282	1,576,754	(802,132)	30,897	772,654	—	—	17,813,455
Mid Value	1,237,373	17,625,643	515,258	(492,205)	(54,637)	1,300,622	—	—	18,894,681
Real Return Bond	—	114,763	—	(113,149)	7,319	(8,933)	—	—	—
Science & Technology	1,372,241	5,184,580	424,400	(305,019)	(131,646)	440,151	—	—	5,612,466
Short Duration Credit Opportunities	107,717	901,047	180,720	(55,255)	684	(3,884)	8,734	—	1,023,312
Small Cap Growth	567,297	8,559,792	999,870	(115,619)	(22,192)	(33,081)	—	—	9,388,770
Small Cap Value	434,381	8,755,656	204,981	(475,436)	(9,970)	898,701	—	—	9,373,932
Spectrum Income	—	52,445	48	(52,401)	2,972	(3,064)	49	—	—
Strategic Equity Allocation	12,743,433	142,946,617	1,551,396	(2,563,499)	(357,205)	11,089,020	—	—	152,666,329
Strategic Income Opportunities	281,395	2,597,935	582,886	(182,370)	3,946	(2,723)	17,427	—	2,999,674
U.S. High Yield Bond	27,196	267,027	53,260	(16,317)	(98)	(911)	3,818	—	302,961
Value Equity	—	578,628	—	(590,482)	44,504	(32,650)	—	—	—
					$(616,402)	$26,073,435	$265,754	—	$421,315,799
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	630,407	$5,780,834	—	—	—	$(37,824)	—	—	$5,743,010
Asia Pacific Total Return Bond	87,555	797,618	$128,254	$(61,503)	$422	15,135	—	—	879,926
Blue Chip Growth	727,304	30,301,979	677,597	(1,043,780)	(13,992)	1,701,357	—	—	31,623,161
Bond	367,981	5,397,964	1,070,566	(447,026)	2,994	(44,808)	$47,767	—	5,979,690
Capital Appreciation	1,128,320	18,407,654	496,301	(1,221,917)	(28,938)	1,539,620	—	—	19,192,720
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	2,650,926	$33,279,239	$624,235	$(2,791,563)	$138,311	$1,117,588	—	—	$32,367,810
Core Bond	485,966	5,852,694	1,170,544	(488,559)	1,120	(53,008)	$43,845	—	6,482,791
Disciplined Value	903,829	18,742,175	64,454	(851,199)	33,556	1,343,917	—	—	19,332,903
Disciplined Value International	1,505,483	17,194,225	857,584	(734,142)	(60,421)	1,275,248	—	—	18,532,494
Diversified Real Assets	2,571,139	24,944,563	850,166	(927,510)	(19,058)	760,382	—	—	25,608,543
Emerging Markets Debt	402,959	4,352,940	63,884	(658,470)	(4,169)	17,516	52,929	—	3,771,701
Emerging Markets Equity	3,852,497	41,459,397	233,839	(2,128,031)	(282,466)	2,940,627	—	—	42,223,366
Equity Income	1,489,816	27,195,317	1,373,884	(1,308,134)	34,165	1,934,959	172,222	—	29,230,191
Financial Industries	565,666	10,505,065	—	(204,664)	45,091	1,047,027	—	—	11,392,519
Floating Rate Income	251,663	2,069,307	258,146	(243,835)	(843)	(16,619)	25,430	—	2,066,156
Fundamental Global Franchise	654,760	7,734,910	193,427	(83,925)	(62)	196,097	—	—	8,040,447
Fundamental Large Cap Core	308,510	15,104,367	71,513	(789,735)	19,454	1,393,196	—	—	15,798,795
Global Equity	1,149,042	13,768,233	103,852	(702,431)	57,682	928,858	—	—	14,156,194
Global Shareholder Yield	734,399	8,128,771	140,257	(265,499)	5,682	473,093	56,819	—	8,482,304
Health Sciences	1,840,696	8,859,341	337,460	(914,276)	(37,993)	1,069,388	—	—	9,313,920
High Yield	451,921	1,386,981	242,468	(88,339)	(264)	(4,314)	20,067	—	1,536,532
International Dynamic Growth	629,684	5,187,526	1,410,484	(168,039)	138	383,069	—	—	6,813,178
International Growth	618,501	16,719,153	814,418	(327,725)	15,057	777,471	—	—	17,998,374
International Growth Stock	—	1,098,852	—	(1,115,257)	316,218	(299,813)	1,143	—	—
International Small Cap	—	2,066,220	—	(2,133,480)	1,126,914	(1,059,654)	9,045	—	—
International Small Company	2,118,803	20,403,753	2,109,348	(1,092,843)	(9,823)	1,959,962	—	—	23,370,397
Mid Cap Stock	1,324,246	29,822,221	1,783,566	(1,805,620)	69,979	1,342,335	—	—	31,212,481
Mid Value	2,194,337	32,297,237	453,502	(1,479,031)	(140,982)	2,376,794	—	—	33,507,520
Real Return Bond	—	210,749	—	(207,784)	13,813	(16,778)	—	—	—
Science & Technology	2,424,069	9,473,338	465,679	(576,201)	(159,762)	711,389	—	—	9,914,443
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Credit Opportunities	191,009	$1,638,081	$288,825	$(106,736)	$(86)	$(5,496)	$15,464	—	$1,814,588
Small Cap Growth	993,985	15,625,202	1,406,337	(475,895)	(62,546)	(42,638)	—	—	16,450,460
Small Cap Value	770,221	16,053,895	242,713	(1,273,653)	(2,651)	1,601,066	—	—	16,621,370
Spectrum Income	—	95,601	89	(95,521)	7,826	(7,995)	89	—	—
Strategic Equity Allocation	22,567,558	261,825,577	697,142	(11,408,730)	1,356,530	17,888,831	—	—	270,359,350
Strategic Income Opportunities	498,543	4,705,141	953,284	(346,007)	953	1,097	30,878	—	5,314,468
U.S. High Yield Bond	48,168	484,435	82,848	(28,826)	(281)	(1,587)	6,833	—	536,589
Value Equity	—	1,061,800	—	(1,083,631)	169,059	(147,228)	—	—	—
					$2,590,627	$43,058,260	$482,531	—	$745,668,391
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	701,985	$6,437,200	—	—	—	$(42,119)	—	—	$6,395,081
Asia Pacific Total Return Bond	144,372	1,301,551	$214,100	$(90,502)	$273	25,515	—	—	1,450,937
Blue Chip Growth	830,262	33,786,276	813,687	(395,747)	(10,616)	1,906,206	—	—	36,099,806
Bond	646,325	9,407,161	1,923,392	(754,612)	2,935	(76,094)	$84,360	—	10,502,782
Capital Appreciation	1,274,836	20,295,234	534,558	(825,513)	(32,448)	1,713,128	—	—	21,684,959
Capital Appreciation Value	2,993,271	36,993,075	1,068,196	(2,925,116)	87,518	1,324,165	—	—	36,547,838
Core Bond	664,978	7,943,669	1,645,402	(647,619)	341	(70,989)	60,268	—	8,870,804
Disciplined Value	1,010,949	20,830,247	167,330	(908,943)	33,969	1,501,592	—	—	21,624,195
Disciplined Value International	1,452,467	16,531,265	926,224	(742,479)	(64,899)	1,229,753	—	—	17,879,864
Diversified Real Assets	2,833,000	27,288,978	783,692	(671,491)	(41,589)	857,092	—	—	28,216,682
Emerging Markets Debt	634,515	6,635,693	82,932	(799,005)	(23,596)	43,038	81,063	—	5,939,062
Emerging Markets Equity	4,212,157	44,906,682	350,772	(1,994,409)	(264,626)	3,166,824	—	—	46,165,243
Equity Income	1,698,814	30,922,476	1,713,397	(1,547,523)	34,335	2,208,043	195,674	—	33,330,728
Financial Industries	633,443	11,788,795	—	(256,488)	52,062	1,173,166	—	—	12,757,535
Floating Rate Income	375,802	3,346,404	353,172	(588,192)	(1,439)	(24,611)	38,635	—	3,085,334
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	755,230	$8,860,548	$319,006	$(132,030)	$(1,055)	$227,761	—	—	$9,274,230
Fundamental Large Cap Core	347,242	16,850,916	29,715	(681,856)	15,382	1,568,107	—	—	17,782,264
Global Equity	1,265,692	15,034,540	122,779	(646,305)	52,373	1,029,937	—	—	15,593,324
Global Shareholder Yield	803,454	8,925,549	62,389	(234,605)	1,129	525,427	$62,389	—	9,279,889
Health Sciences	2,021,058	9,521,917	353,370	(769,216)	(31,940)	1,152,423	—	—	10,226,554
High Yield	754,899	2,300,453	409,458	(135,665)	(454)	(7,137)	33,735	—	2,566,655
International Dynamic Growth	699,460	5,698,880	1,669,919	(225,031)	1,008	423,381	—	—	7,568,157
International Growth	686,911	18,346,373	1,146,719	(382,915)	11,255	867,670	—	—	19,989,102
International Growth Stock	—	1,209,525	—	(1,227,534)	348,086	(330,077)	1,266	—	—
International Small Cap	—	2,267,560	—	(2,341,384)	1,226,627	(1,152,803)	9,937	—	—
International Small Company	2,290,116	21,958,567	2,282,253	(1,077,052)	(27,091)	2,123,297	—	—	25,259,974
Mid Cap Stock	1,449,317	31,912,090	1,927,546	(1,217,554)	43,653	1,494,673	—	—	34,160,408
Mid Value	2,434,433	35,471,473	667,091	(1,438,574)	(132,615)	2,606,415	—	—	37,173,790
Real Return Bond	—	273,259	—	(269,414)	17,858	(21,703)	—	—	—
Science & Technology	2,612,797	10,030,685	475,061	(407,238)	(115,180)	703,013	—	—	10,686,341
Short Duration Credit Opportunities	307,233	2,613,186	478,057	(163,409)	(240)	(8,881)	25,037	—	2,918,713
Small Cap Growth	1,077,150	16,656,882	1,477,016	(196,187)	(29,183)	(81,699)	—	—	17,826,829
Small Cap Value	849,366	17,533,839	277,490	(1,239,908)	6,782	1,751,105	—	—	18,329,308
Spectrum Income	—	276,079	255	(275,849)	21,759	(22,244)	255	—	—
Strategic Equity Allocation	24,321,048	279,952,732	481,091	(9,751,709)	1,098,181	19,585,862	—	—	291,366,157
Strategic Income Opportunities	821,164	7,584,251	1,700,488	(535,311)	438	3,737	50,785	—	8,753,603
U.S. High Yield Bond	78,963	789,002	139,441	(45,726)	(522)	(2,547)	11,271	—	879,648
Value Equity	—	1,164,393	—	(1,188,324)	183,614	(159,683)	—	—	—
					$2,462,085	$47,210,743	$654,675	—	$830,185,796
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,073,433	$9,843,376	—	—	—	$(64,405)	—	—	$9,778,971
Asia Pacific Total Return Bond	394,964	3,734,897	$259,604	$(97,567)	$2,693	69,762	—	—	3,969,389
Blue Chip Growth	924,782	38,171,656	843,147	(935,710)	(16,334)	2,146,761	—	—	40,209,520
Bond	1,763,874	25,869,332	3,979,970	(978,324)	7,269	(215,294)	$230,207	—	28,662,953
Capital Appreciation	1,406,320	22,710,142	396,881	(1,058,846)	10,537	1,862,785	—	—	23,921,499
Capital Appreciation Value	3,684,510	45,307,972	424,148	(2,478,217)	123,214	1,610,755	—	—	44,987,872
Core Bond	1,888,105	23,681,609	2,646,532	(923,773)	3,404	(220,453)	173,123	—	25,187,319
Disciplined Value	1,086,300	22,419,751	146,853	(981,694)	44,154	1,606,894	—	—	23,235,958
Disciplined Value International	1,460,324	16,574,508	959,193	(727,441)	(59,497)	1,229,819	—	—	17,976,582
Diversified Real Assets	3,271,671	31,624,214	726,233	(723,053)	(28,694)	987,147	—	—	32,585,847
Emerging Markets Debt	1,642,034	17,006,971	210,252	(1,900,288)	(92,066)	144,565	208,169	—	15,369,434
Emerging Markets Equity	4,667,405	49,895,532	254,251	(2,221,503)	(298,488)	3,524,972	—	—	51,154,764
Equity Income	1,988,477	36,460,987	1,574,787	(1,654,025)	46,874	2,585,297	229,307	—	39,013,920
Financial Industries	745,500	14,000,619	—	(439,872)	89,496	1,364,125	—	—	15,014,368
Floating Rate Income	900,708	7,502,313	565,302	(606,801)	(14,396)	(51,604)	93,932	—	7,394,814
Fundamental Global Franchise	1,074,959	12,633,977	243,117	—	—	323,397	—	—	13,200,491
Fundamental Large Cap Core	398,574	19,448,057	—	(862,761)	26,243	1,799,453	—	—	20,410,992
Global Equity	1,491,487	17,760,015	70,119	(732,427)	75,104	1,202,308	—	—	18,375,119
Global Shareholder Yield	946,293	10,659,449	74,509	(430,371)	19,620	606,480	74,509	—	10,929,687
Health Sciences	2,129,555	10,188,888	359,515	(965,325)	(38,742)	1,231,210	—	—	10,775,546
High Yield	2,183,481	6,700,148	836,744	(91,986)	(1,079)	(19,991)	97,458	—	7,423,836
International Dynamic Growth	779,433	6,473,579	1,524,406	(37,973)	783	472,667	—	—	8,433,462
International Growth	776,107	20,671,339	1,031,865	(110,610)	8,543	983,579	—	—	22,584,716
International Growth Stock	—	1,208,445	—	(1,226,520)	348,124	(330,049)	1,277	—	—
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Cap	—	$2,408,672	—	$(2,487,089)	$1,316,910	$(1,238,493)	$10,556	—	—
International Small Company	2,500,156	24,144,053	$2,425,616	(1,296,120)	(63,522)	2,366,692	—	—	$27,576,719
Mid Cap Stock	1,623,029	36,205,936	2,063,154	(1,749,628)	81,050	1,654,275	—	—	38,254,787
Mid Value	2,742,277	40,096,867	611,999	(1,626,550)	(139,351)	2,931,610	—	—	41,874,575
Real Return Bond	—	694,750	—	(684,994)	45,159	(54,915)	—	—	—
Science & Technology	2,745,621	10,660,461	382,165	(434,557)	(120,047)	741,568	—	—	11,229,590
Short Duration Credit Opportunities	812,459	7,258,904	623,663	(140,117)	(108)	(23,985)	67,494	—	7,718,357
Small Cap Growth	1,166,360	18,232,961	1,460,159	(274,062)	(34,040)	(81,763)	—	—	19,303,255
Small Cap Value	899,176	18,633,547	276,242	(1,369,764)	(14,559)	1,878,744	—	—	19,404,210
Spectrum Income	—	1,785,655	1,654	(1,784,169)	141,101	(144,241)	1,654	—	—
Strategic Equity Allocation	27,639,610	317,427,724	2,123,744	(11,987,266)	1,415,108	22,143,213	—	—	331,122,523
Strategic Income Opportunities	2,110,400	20,694,677	2,314,148	(516,701)	573	4,164	133,889	—	22,496,861
U.S. High Yield Bond	214,364	2,242,909	191,208	(38,163)	(600)	(7,339)	30,870	—	2,388,015
Value Equity	—	1,223,966	—	(1,249,150)	197,584	(172,400)	—	—	—
					$3,082,020	$52,847,310	$1,352,445	—	$1,011,965,951
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	1,529,512	$14,025,625	—	—	—	$(91,771)	—	—	$13,933,854
Asia Pacific Total Return Bond	655,985	6,354,668	$287,211	$(170,838)	$1,876	119,731	—	—	6,592,648
Blue Chip Growth	962,362	40,349,510	155,676	(862,903)	(16,270)	2,217,480	—	—	41,843,493
Bond	3,168,084	47,679,766	5,925,668	(1,737,069)	16,245	(403,243)	$418,275	—	51,481,367
Capital Appreciation	1,443,384	23,623,154	96,405	(1,084,365)	13,356	1,903,420	—	—	24,551,970
Capital Appreciation Value	4,421,735	55,512,917	—	(3,609,961)	238,685	1,847,749	—	—	53,989,390
Core Bond	3,785,209	48,623,911	4,149,996	(1,828,432)	8,639	(459,422)	353,946	—	50,494,692
Disciplined Value	1,267,557	26,629,515	177,191	(1,638,217)	70,376	1,874,190	—	—	27,113,055
Disciplined Value International	1,646,632	18,943,463	1,005,603	(1,008,394)	(85,365)	1,414,733	—	—	20,270,040
Diversified Real Assets	3,508,703	34,537,951	462,528	(1,083,667)	(69,750)	1,099,618	—	—	34,946,680
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	3,079,803	$29,558,492	$369,128	$(1,193,866)	$(63,258)	$156,455	$364,766	—	$28,826,951
Emerging Markets Equity	4,385,869	47,627,320	—	(2,611,328)	(299,617)	3,352,745	—	—	48,069,120
Equity Income	2,245,652	41,821,258	1,873,692	(2,637,483)	73,850	2,928,373	261,826	—	44,059,690
Financial Industries	805,183	15,293,328	—	(662,831)	133,166	1,452,714	—	—	16,216,377
Floating Rate Income	1,669,166	14,083,843	783,349	(1,037,711)	(26,992)	(98,639)	176,700	—	13,703,850
Fundamental Global Franchise	1,493,353	17,920,499	113,258	(144,030)	(7,340)	455,984	—	—	18,338,371
Fundamental Large Cap Core	452,540	22,381,614	—	(1,294,435)	41,846	2,045,557	—	—	23,174,582
Global Equity	1,752,051	21,235,815	85,828	(1,250,689)	127,671	1,386,646	—	—	21,585,271
Global Shareholder Yield	1,039,409	11,916,146	82,514	(687,344)	31,369	662,489	82,515	—	12,005,174
Health Sciences	2,091,740	10,115,444	373,391	(1,075,548)	(53,504)	1,224,423	—	—	10,584,206
High Yield	3,916,729	12,330,389	1,308,896	(284,615)	(4,418)	(33,374)	176,777	—	13,316,878
International Dynamic Growth	823,249	6,699,151	1,839,003	(127,313)	1,028	495,683	—	—	8,907,552
International Growth	802,271	21,658,945	914,879	(252,316)	26,345	998,234	—	—	23,346,087
International Growth Stock	—	1,531,441	—	(1,554,288)	441,686	(418,839)	1,601	—	—
International Small Cap	—	2,735,868	—	(2,824,734)	1,525,531	(1,436,665)	11,862	—	—
International Small Company	2,488,464	24,168,449	2,672,684	(1,693,771)	(39,478)	2,339,878	—	—	27,447,762
Mid Cap Stock	1,665,877	37,699,108	1,694,198	(1,883,940)	85,755	1,669,593	—	—	39,264,714
Mid Value	2,963,445	43,860,641	604,427	(2,256,901)	(184,885)	3,228,530	—	—	45,251,812
Real Return Bond	—	1,538,461	—	(1,516,888)	99,714	(121,287)	—	—	—
Science & Technology	2,880,483	11,418,488	289,979	(580,383)	(158,205)	811,296	—	—	11,781,175
Short Duration Credit Opportunities	1,582,746	14,479,302	987,918	(383,993)	(1,013)	(46,131)	132,779	—	15,036,083
Small Cap Growth	1,118,724	17,796,603	1,030,856	(183,688)	(14,441)	(114,444)	—	—	18,514,886
Small Cap Value	868,213	18,234,686	310,483	(1,631,001)	47,886	1,773,988	—	—	18,736,042
Spectrum Income	—	3,220,561	2,963	(3,217,882)	249,568	(255,210)	2,963	—	—
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	27,667,886	$323,450,437	$1,969,462	$(17,752,068)	$2,205,578	$21,587,865	—	—	$331,461,274
Strategic Income Opportunities	4,126,984	41,639,670	3,593,196	(1,245,710)	(4,024)	10,518	$264,930	—	43,993,650
U.S. High Yield Bond	387,354	4,155,214	271,360	(96,180)	(3,244)	(12,021)	57,038	—	4,315,129
Value Equity	—	1,479,751	—	(1,510,176)	233,809	(203,384)	—	—	—
					$4,642,175	$53,363,462	$2,305,978	—	$1,163,153,825
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	1,718,037	$15,754,396	—	—	—	$(103,083)	—	—	$15,651,313
Asia Pacific Total Return Bond	928,459	9,041,085	$331,172	$(214,912)	$1,555	172,109	—	—	9,331,009
Blue Chip Growth	769,589	32,580,728	617,169	(1,511,210)	(45,887)	1,820,926	—	—	33,461,726
Bond	5,331,346	79,994,676	10,019,834	(2,726,673)	26,848	(680,321)	$703,939	—	86,634,364
Capital Appreciation	1,171,046	19,330,475	403,759	(1,378,616)	35,949	1,527,925	—	—	19,919,492
Capital Appreciation Value	4,383,558	54,673,616	131,822	(3,351,504)	329,241	1,740,068	—	—	53,523,243
Core Bond	5,320,969	68,759,395	5,351,021	(2,487,177)	17,189	(658,699)	498,904	—	70,981,729
Disciplined Value	1,067,766	22,612,462	18,513	(1,437,433)	67,677	1,578,293	—	—	22,839,512
Disciplined Value International	1,327,267	15,106,686	1,158,470	(985,733)	(75,877)	1,135,110	—	—	16,338,656
Diversified Real Assets	3,083,978	30,534,142	436,830	(1,174,439)	(2,334)	922,227	—	—	30,716,426
Emerging Markets Debt	4,358,308	41,672,951	520,609	(1,531,075)	(83,054)	214,334	514,422	—	40,793,765
Emerging Markets Equity	3,118,526	34,217,509	78,911	(2,318,911)	(252,519)	2,454,060	—	—	34,179,050
Equity Income	1,857,527	34,924,911	1,369,699	(2,342,779)	66,254	2,426,599	217,373	—	36,444,684
Financial Industries	713,010	13,670,019	—	(726,140)	149,924	1,266,228	—	—	14,360,031
Floating Rate Income	2,517,534	23,237,280	1,075,136	(3,455,296)	(109,659)	(78,508)	270,838	—	20,668,953
Fundamental Global Franchise	1,747,115	21,075,693	63,665	(210,283)	5,078	520,422	—	—	21,454,575
Fundamental Large Cap Core	332,733	16,686,194	—	(1,192,323)	39,540	1,505,863	—	—	17,039,274
Global Equity	1,725,538	21,046,421	—	(1,285,611)	130,276	1,367,544	—	—	21,258,630
Global Shareholder Yield	820,936	9,492,599	65,501	(629,291)	81,971	471,029	65,501	—	9,481,809
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	1,746,860	$8,505,415	$161,609	$(794,542)	$(38,792)	$1,005,424	—	—	$8,839,114
High Yield	6,299,736	19,737,044	2,049,416	(308,074)	(4,303)	(54,982)	$284,407	—	21,419,101
International Dynamic Growth	618,626	5,112,807	1,441,738	(235,347)	3,880	370,455	—	—	6,693,533
International Growth	612,886	16,370,252	1,064,117	(380,346)	33,794	747,172	—	—	17,834,989
International Growth Stock	—	1,007,438	—	(1,022,568)	290,827	(275,697)	1,050	—	—
International Small Cap	—	1,989,643	—	(2,054,178)	1,129,140	(1,064,605)	8,582	—	—
International Small Company	1,838,759	18,022,473	1,829,418	(1,280,365)	(23,928)	1,733,914	—	—	20,281,512
Mid Cap Stock	1,347,980	30,629,094	1,452,892	(1,729,281)	75,625	1,343,560	—	—	31,771,890
Mid Value	2,266,702	34,089,445	203,624	(2,016,758)	(176,735)	2,512,960	—	—	34,612,536
Real Return Bond	—	2,386,930	—	(2,353,472)	155,561	(189,019)	—	—	—
Science & Technology	2,410,405	9,642,617	276,090	(608,568)	(168,493)	716,912	—	—	9,858,558
Short Duration Credit Opportunities	2,710,574	24,942,157	1,413,039	(524,199)	(8,158)	(72,390)	228,449	—	25,750,449
Small Cap Growth	879,015	14,103,818	796,975	(252,342)	(19,139)	(81,615)	—	—	14,547,697
Small Cap Value	673,772	14,307,810	146,693	(1,330,582)	32,533	1,383,552	—	—	14,540,006
Spectrum Income	—	6,561,156	6,060	(6,555,820)	685,029	(696,425)	6,060	—	—
Strategic Equity Allocation	24,656,612	289,563,836	1,646,924	(17,063,507)	2,054,282	19,184,681	—	—	295,386,216
Strategic Income Opportunities	7,037,983	70,961,924	5,775,036	(1,723,661)	(20,072)	31,676	452,901	—	75,024,903
U.S. High Yield Bond	612,105	6,594,492	348,797	(100,955)	(3,313)	(20,168)	90,091	—	6,818,853
Value Equity	—	1,150,733	—	(1,174,481)	187,913	(164,165)	—	—	—
					$4,567,823	$44,013,366	$3,342,517	—	$1,158,457,598
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,490,214	$13,665,261	—	—	—	$(89,412)	—	—	$13,575,849
Asia Pacific Total Return Bond	942,542	9,279,445	$332,166	$(316,941)	$(1,101)	178,981	—	—	9,472,550
Blue Chip Growth	365,797	16,031,980	32,374	(1,012,900)	(20,293)	873,678	—	—	15,904,839
Bond	4,535,178	68,763,384	8,181,152	(2,684,334)	32,610	(596,169)	$603,063	—	73,696,643
Capital Appreciation	572,662	9,796,142	52,459	(884,596)	182,162	594,820	—	—	9,740,987
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	3,061,137	$38,171,341	—	$(2,237,102)	$234,769	$1,207,479	—	—	$37,376,487
Core Bond	4,792,060	62,602,997	$4,419,208	(2,507,930)	22,110	(610,310)	$454,305	—	63,926,075
Disciplined Value	527,117	11,409,741	—	(961,709)	48,350	778,654	—	—	11,275,036
Disciplined Value International	1,240,075	14,495,747	744,638	(990,169)	(77,317)	1,092,428	—	—	15,265,327
Diversified Real Assets	1,752,942	17,755,649	—	(830,463)	(1,701)	535,814	—	—	17,459,299
Emerging Markets Debt	3,578,740	34,936,198	435,450	(1,984,247)	(106,099)	215,706	430,467	—	33,497,008
Emerging Markets Equity	1,343,704	15,012,605	103,444	(1,350,529)	(130,088)	1,091,565	—	—	14,726,997
Equity Income	940,953	18,120,690	691,508	(1,636,516)	52,589	1,233,221	112,396	—	18,461,492
Financial Industries	316,123	6,052,323	—	(312,788)	73,628	553,555	—	—	6,366,718
Floating Rate Income	2,110,518	19,738,308	808,709	(3,059,465)	(87,514)	(72,688)	229,345	—	17,327,350
Fundamental Global Franchise	1,133,362	14,019,823	—	(447,313)	14,025	331,151	—	—	13,917,686
Fundamental Large Cap Core	203,724	10,516,076	18,546	(1,069,013)	42,985	924,130	—	—	10,432,724
Global Equity	1,138,071	14,185,018	—	(1,169,720)	124,341	881,400	—	—	14,021,039
Global Shareholder Yield	593,388	6,986,542	59,706	(597,724)	105,822	299,281	48,101	—	6,853,627
Health Sciences	899,759	4,561,084	62,825	(578,512)	(23,799)	531,182	—	—	4,552,780
High Yield	5,031,294	15,913,667	1,648,312	(406,266)	(2,072)	(47,242)	228,875	—	17,106,399
International Dynamic Growth	289,586	2,498,878	534,865	(76,922)	911	175,588	—	—	3,133,320
International Growth	289,820	7,963,208	290,895	(194,028)	23,967	349,708	—	—	8,433,750
International Growth Stock	—	454,488	—	(461,312)	131,529	(124,705)	471	—	—
International Small Cap	—	937,266	—	(967,661)	549,296	(518,901)	3,983	—	—
International Small Company	888,254	8,930,072	768,660	(740,702)	6,779	832,629	—	—	9,797,438
Mid Cap Stock	658,816	15,590,124	315,888	(1,059,066)	196,490	484,850	—	—	15,528,286
Mid Value	1,126,935	17,380,132	4,629	(1,363,702)	(77,658)	1,264,890	—	—	17,208,291
Real Return Bond	—	2,009,605	—	(1,981,614)	132,229	(160,220)	—	—	—
Science & Technology	1,143,899	4,720,550	74,585	(379,720)	(100,853)	363,984	—	—	4,678,546
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	792,083	$7,749,623	$430,507	$(259,756)	$(13)	$(15,371)	$66,286	—	$7,904,990
Short Duration Credit Opportunities	2,103,809	19,553,815	1,091,163	(595,631)	(13,976)	(49,184)	178,751	—	19,986,187
Small Cap Growth	447,569	7,478,221	230,789	(233,994)	(23,488)	(44,255)	—	—	7,407,273
Small Cap Value	351,403	7,681,168	13,485	(869,748)	25,185	733,190	—	—	7,583,280
Spectrum Income	—	5,763,058	5,334	(5,758,466)	792,753	(802,679)	5,334	—	—
Strategic Equity Allocation	12,601,198	151,524,648	652,341	(12,285,806)	1,628,792	9,442,380	—	—	150,962,355
Strategic Income Opportunities	5,416,624	55,272,107	4,287,970	(1,825,669)	(12,975)	19,778	351,216	—	57,741,211
U.S. High Yield Bond	485,896	5,308,432	267,182	(143,119)	(868)	(18,740)	72,860	—	5,412,887
Value Equity	—	585,032	—	(597,136)	100,001	(87,897)	—	—	—
					$3,841,508	$21,752,269	$2,785,453	—	$740,734,726
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	593,386	$5,441,348	—	—	—	$(35,603)	—	—	$5,405,745
Asia Pacific Total Return Bond	475,428	4,782,290	$210,315	$(306,400)	$653	91,198	—	—	4,778,056
Blue Chip Growth	110,913	4,992,154	152,622	(583,438)	2,167	258,993	—	—	4,822,498
Bond	2,136,909	33,276,371	3,674,115	(1,946,567)	621	(279,771)	$289,676	—	34,724,769
Capital Appreciation	157,999	2,775,467	63,524	(367,583)	22,072	194,081	—	—	2,687,561
Capital Appreciation Value	1,145,978	14,608,354	232,894	(1,392,695)	58,100	485,742	—	—	13,992,395
Core Bond	2,282,038	30,376,659	2,296,096	(1,938,248)	(1,003)	(291,113)	220,758	—	30,442,391
Disciplined Value	141,659	3,148,157	113,755	(458,023)	22,507	203,697	—	—	3,030,093
Disciplined Value International	315,369	3,625,990	413,419	(411,181)	(29,917)	283,886	—	—	3,882,197
Diversified Real Assets	577,333	5,966,467	243,033	(639,497)	(4,088)	184,324	—	—	5,750,239
Emerging Markets Debt	1,561,890	14,992,204	187,007	(607,090)	(31,318)	78,485	184,825	—	14,619,288
Emerging Markets Equity	326,680	3,763,895	95,488	(518,498)	(5,809)	245,337	—	—	3,580,413
Equity Income	275,765	5,431,999	366,626	(769,593)	21,858	359,615	33,036	—	5,410,505
Financial Industries	59,003	1,156,846	—	(88,092)	12,271	107,286	—	—	1,188,311
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	930,753	$8,712,495	$247,764	$(1,246,311)	$(15,332)	$(57,130)	$102,766	—	$7,641,486
Fundamental Global Franchise	431,333	5,453,937	189,476	(479,605)	8,533	124,434	—	—	5,296,775
Fundamental Large Cap Core	44,831	2,381,859	56,934	(359,101)	11,470	204,633	—	—	2,295,795
Global Equity	425,578	5,431,822	167,098	(737,312)	71,972	309,536	—	—	5,243,116
Global Shareholder Yield	263,629	3,138,485	21,768	(298,636)	60,550	122,747	21,767	—	3,044,914
Health Sciences	142,252	738,626	32,329	(132,077)	(8,256)	89,171	—	—	719,793
High Yield	2,082,719	6,727,834	728,445	(355,579)	(238)	(19,219)	96,319	—	7,081,243
International Dynamic Growth	85,670	727,310	220,866	(73,477)	1,141	51,112	—	—	926,952
International Growth	84,872	2,324,250	219,465	(182,784)	14,001	94,853	—	—	2,469,785
International Growth Stock	—	142,102	—	(144,229)	41,242	(39,115)	151	—	—
International Small Cap	—	271,126	—	(279,953)	69,768	(60,941)	1,185	—	—
International Small Company	268,388	2,767,411	321,611	(387,454)	5,143	253,612	—	—	2,960,323
Mid Cap Stock	190,464	4,611,016	273,408	(593,573)	48,571	149,823	—	—	4,489,245
Mid Value	335,042	5,290,543	232,744	(768,582)	1,421	359,959	—	—	5,116,085
Real Return Bond	—	880,541	—	(868,153)	58,287	(70,675)	—	—	—
Science & Technology	210,933	892,133	45,199	(123,485)	(35,317)	84,188	—	—	862,718
Short Duration Bond	367,578	3,661,196	228,421	(213,811)	(301)	(7,075)	31,270	—	3,668,430
Short Duration Credit Opportunities	843,136	7,993,827	483,298	(442,099)	(10,022)	(15,208)	72,796	—	8,009,796
Small Cap Growth	118,731	2,021,683	161,169	(201,088)	(17,964)	1,198	—	—	1,964,998
Small Cap Value	91,891	2,063,873	89,942	(373,091)	15,080	187,201	—	—	1,983,005
Spectrum Income	—	2,300,022	2,132	(2,298,097)	446,274	(450,331)	2,133	—	—
Strategic Equity Allocation	3,949,173	48,773,515	1,208,067	(6,191,683)	626,151	2,895,047	—	—	47,311,097
Strategic Income Opportunities	2,174,243	22,593,840	1,743,073	(1,162,246)	802	1,964	143,255	—	23,177,433
U.S. High Yield Bond	201,849	2,246,687	134,538	(124,594)	532	(8,562)	30,766	—	2,248,601
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Value Equity	—	$165,854	—	$(169,267)	$29,391	$(25,978)	—	—	—
					$1,491,013	$6,061,401	$1,230,703	—	$270,826,051
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	428,917	$3,933,171	—	—	—	$(25,735)	—	—	$3,907,436
Asia Pacific Total Return Bond	324,206	3,262,195	$108,737	$(174,683)	$(350)	62,368	—	—	3,258,267
Blue Chip Growth	53,903	2,400,038	137,974	(322,055)	11,178	116,580	—	—	2,343,715
Bond	1,529,361	24,045,679	2,185,997	(1,179,950)	11,928	(211,546)	$207,048	—	24,852,108
Capital Appreciation	74,013	1,285,128	82,121	(210,492)	22,411	79,791	—	—	1,258,959
Capital Appreciation Value	677,726	8,507,665	161,213	(715,288)	57,424	264,018	—	—	8,275,032
Core Bond	1,666,253	22,304,841	1,239,295	(1,104,838)	9,179	(220,668)	160,256	—	22,227,809
Disciplined Value	97,240	2,134,725	116,589	(326,275)	10,426	144,498	—	—	2,079,963
Disciplined Value International	107,983	1,181,693	218,343	(153,276)	(10,695)	93,200	—	—	1,329,265
Diversified Real Assets	335,698	3,432,188	201,480	(395,479)	(355)	105,715	—	—	3,343,549
Emerging Markets Debt	978,520	9,877,256	122,426	(871,453)	(42,868)	73,588	121,144	—	9,158,949
Emerging Markets Equity	151,448	1,703,689	96,519	(249,959)	1,606	108,020	—	—	1,659,875
Equity Income	189,476	3,738,795	249,427	(533,737)	15,359	247,670	22,699	—	3,717,514
Floating Rate Income	650,964	5,731,522	186,408	(522,984)	(2,835)	(47,697)	70,796	—	5,344,414
Fundamental Global Franchise	216,960	2,731,443	117,840	(252,328)	(1,338)	68,647	—	—	2,664,264
Fundamental Large Cap Core	31,683	1,663,460	75,727	(269,493)	8,792	144,022	—	—	1,622,508
Global Equity	271,886	3,438,438	138,465	(469,944)	36,891	205,787	—	—	3,349,637
Global Shareholder Yield	199,938	2,325,859	20,726	(173,161)	33,878	101,985	15,983	—	2,309,287
High Yield	1,357,299	4,407,985	408,737	(188,796)	(254)	(12,855)	62,605	—	4,614,817
International Dynamic Growth	46,907	377,365	157,534	(55,331)	708	27,262	—	—	507,538
International Growth	46,529	1,204,287	223,788	(132,217)	4,942	53,187	—	—	1,353,987
International Growth Stock	—	73,650	—	(74,753)	21,472	(20,369)	78	—	—
|	33

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Cap	—	$130,717	—	$(134,970)	$30,941	$(26,688)	$568	—	—
International Small Company	125,314	1,287,031	$171,268	(196,655)	2,583	117,987	—	—	$1,382,214
Mid Cap Stock	89,862	2,158,464	199,210	(333,784)	11,497	82,664	—	—	2,118,051
Mid Value	175,032	2,743,592	184,394	(443,629)	(1,052)	189,431	—	—	2,672,736
Real Return Bond	—	616,380	—	(607,773)	41,948	(50,555)	—	—	—
Short Duration Bond	323,723	3,234,540	147,744	(145,071)	(149)	(6,305)	27,442	—	3,230,759
Short Duration Credit Opportunities	562,978	5,352,312	254,404	(241,553)	(6,966)	(9,906)	48,421	—	5,348,291
Small Cap Growth	38,459	649,735	70,775	(78,252)	(3,118)	(2,643)	—	—	636,497
Small Cap Value	40,848	904,068	64,164	(176,347)	4,359	85,259	—	—	881,503
Spectrum Income	—	1,495,051	1,381	(1,493,807)	288,712	(291,337)	1,381	—	—
Strategic Equity Allocation	2,156,462	26,425,595	971,446	(3,482,623)	262,787	1,657,213	—	—	25,834,418
Strategic Income Opportunities	1,455,080	15,207,552	1,004,690	(702,156)	10,234	(9,168)	95,591	—	15,511,152
U.S. High Yield Bond	131,501	1,469,995	70,512	(70,334)	1,756	(7,010)	19,988	—	1,464,919
Value Equity	—	74,170	—	(75,685)	15,645	(14,130)	—	—	—
					$846,676	$3,072,280	$854,000	—	$168,259,433
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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